Shareholders' Equity - Stock Options Activity (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Aggregate Intrinsic Value
Ending stock price (in dollars per share)	$ 60.79	$ 49.40
Stock Options
Stock options activity
Outstanding at the beginning of the year (in shares)	923	1,022	1,038
Granted (in shares)	0	147	235
Exercised (in shares)	(674)	(50)	(240)
Cancelled/expired/forfeited (in shares)	(15)	(196)	(11)
Outstanding at the end of the year (in shares)	234	923	1,022	1,038
Vested and expected to vest at the end of the year (in shares)	229	914
Exercisable at the end of the year (in shares)	72	616
Weighted Average Exercise Price
Outstanding at the beginning of the year (in dollars per share)	$ 44.83	$ 46.68	$ 45.31
Granted (in dollars per share)		35.69	38.38
Exercised (in dollars per share)	47.26	29.12	32.58
Cancelled/expired/forfeited (in dollars per share)	35.69	51.65	47.94
Outstanding at the end of the year (in dollars per share)	38.41	44.83	$ 46.68	$ 45.31
Vested and expected to vest at the end of the year (in dollars per share)	38.43	44.90
Exercisable at the end of the year (in dollars per share)	$ 40.76	$ 48.52
Weighted Average Remaining Contractual Life (In years)
Outstanding at end of the year	3 years 7 months 17 days	3 years 4 months 13 days	3 years 10 months 24 days	3 years 5 months 23 days
Vested and expected to vest at the end of the year	3 years 7 months 13 days	3 years 4 months 6 days
Exercisable at the end of the year	3 years 11 days	2 years 8 months 9 days
Aggregate Intrinsic Value
Outstanding at the end of the year	$ 5,226	$ 5,208	$ 809	$ 40,411
Vested and expected to vest at the end of the year	5,119	5,103
Exercisable at the end of the year	1,437	1,537
Total intrinsic value of options exercised	22,000	600	4,700
Cash received from the exercises of stock option	31,900	1,500	$ 8,900
Unrecognized compensation cost	$ 2,600	$ 5,400
Weighted-average period of unrecognized compensation cost	2 years